Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	1 year 3 months 18 days
Operating lease discount rate	4.75%
Rental expense	$ 211,625	$ 237,051	$ 147,141